NATIXIS FUNDS TRUST IV

June 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV

(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated June 1, 2025, for AEW Global Focused Real Estate Fund, Natixis Target Retirement 2015 Fund, Natixis Target Retirement 2020 Fund, Natixis Target Retirement 2025 Fund, Natixis Target Retirement 2030 Fund, Natixis Target Retirement 2035 Fund, Natixis Target Retirement 2040 Fund, Natixis Target Retirement 2045 Fund, Natixis Target Retirement 2050 Fund, Natixis Target Retirement 2055 Fund, Natixis Target Retirement 2060 Fund and Natixis Target Retirement 2065 Fund, each a series of Natixis Funds Trust IV, do not differ from that which is contained in Post-Effective Amendment No. 53 that was filed electronically on May 29, 2025.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary